Warrants, Convertible Loans and Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Warrants, Convertible Loans and Other Financial Liabilities
Other non-current financial liabilities		€ 27
Other current financial liabilities		21
Warrants	€ 21,405
Convertible loans - host		84,287
Convertible loans - embedded derivative		14,948
Convertible loans		€ 99,235